UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22273

Nuveen Pennsylvania Municipal Value Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Pennsylvania Municipal Value Fund (NPN)
	July 31, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.5% (3.6% of Total Investments)
$ 650	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	$ 712,628
	Series 2001, 6.500%, 5/15/33
	Education and Civic Organizations – 9.9% (10.2% of Total Investments)
675	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008,	10/18 at 100.00	BBB	734,245
	6.000%, 10/01/30
500	Lehigh County General Purpose Authority, Pennsylvania, College Revenue Bonds, Muhlenberg	2/19 at 100.00	A+	551,240
	College Project, Series 2009, 5.250%, 2/01/39
500	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/16 at 100.00	BBB+	510,195
	University, Series 2006, 5.000%, 4/01/36 – RAAI Insured
50	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series	7/13 at 100.00	A–	51,692
	2003, 5.400%, 7/15/36
50	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter	8/20 at 100.00	BBB+	56,515
	School Project, Series 2010, 6.000%, 8/01/35
100	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2010,	11/20 at 100.00	A	110,701
	5.000%, 11/01/40
1,875	Total Education and Civic Organizations			2,014,588
	Health Care – 22.1% (22.8% of Total Investments)
650	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical	8/19 at 100.00	Aa3	737,633
	Center Revenue Bonds, Series 2009A, 5.500%, 8/15/34
25	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A	27,004
	System Project, Series 2012, 5.000%, 6/01/42 (WI/DD, Settling 8/07/12)
600	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger	6/19 at 100.00	AA	668,892
	Health System, Series 2009A, 5.250%, 6/01/39
100	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	109,533
100	Lycoming County Athority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health	7/19 at 100.00	A–	110,067
	System Project, Series 2009, 5.750%, 7/01/39
500	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert	10/19 at 100.00	Baa1	570,325
	Einstein Healthcare, Series 2009A, 6.250%, 10/15/23
100	Philadelphia Hospitals and Higher Education Facilities Authoirty, Pennsylvania, Hospital Revenue	7/22 at 100.00	BBB–	104,795
	Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
1,200	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005,	12/15 at 100.00	BBB–	1,211,458
	5.000%, 12/01/29 – RAAI Insured
740	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	5/19 at 100.00	A+	856,890
	Series 2009D, 6.250%, 11/15/34
100	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy	1/22 at 100.00	BBB+	113,154
	Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.750%, 1/01/41
4,115	Total Health Care			4,509,751
	Housing/Multifamily – 4.5% (4.6% of Total Investments)
50	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	BBB–	56,186
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
800	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Eva	10/19 at 100.00	Aaa	862,464
	P. Mithcell Residence Project, Series 2009, 5.100%, 10/20/44
850	Total Housing/Multifamily			918,650
	Housing/Single Family – 4.2% (4.3% of Total Investments)
800	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2009-105-C,	4/19 at 100.00	AA+	855,544
	5.000%, 10/01/39
	Long-Term Care – 4.3% (4.4% of Total Investments)
750	Montgomery County Industrial Development Authority, Pennsylvania, Retirement Communities	11/19 at 100.00	A–	872,460
	Revenue Bonds, ACTS Retirement – Life Communities, Inc. Obligated Group, Series 2009A-1.
	$16,990,000 Gainesville and Hall County Development Authority (Georgia), 6.250%, 11/15/29
	Tax Obligation/General – 8.1% (8.4% of Total Investments)
700	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	8/19 at 100.00	Aa2	840,028
	2009, 5.100%, 8/01/33
100	Conewago Valley School District, Adams County, Pennsylvania, General Obligation Bonds, Series	No Opt. Call	Aa2	100,215
	2008AA, 3.000%, 9/01/12 – AGC Insured
	Deer Lakes School District, Allegheny County, Pennsylvania, General Obligation Bonds,
	Series 2011A:
100	3.000%, 10/01/13 – AGM Insured	No Opt. Call	Aa3	102,780
150	3.000%, 10/01/14 – AGM Insured	No Opt. Call	Aa3	157,113
80	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011C,	No Opt. Call	AA	82,350
	3.000%, 9/01/13
290	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A1	334,622
45	Williamsport Area School District, Lycoming County, Pennsylvania, General Obligation Bonds,	No Opt. Call	AA–	45,009
	Series 2009A, 1.100%, 8/15/12 – AGC Insured
1,465	Total Tax Obligation/General			1,662,117
	Tax Obligation/Limited – 19.4% (20.0% of Total Investments)
240	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	A	269,446
550	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB+	618,613
1,075	Harrisburg Parking Authority, Dauphin County, Pennsylvania, Guaranteed Parking Revenue Bonds,	11/16 at 100.00	N/R	981,206
	Series 2007R, 4.250%, 5/15/21 – SYNCORA GTY Insured
750	Philadelphia Municipal Authority, Philadelphia, Pennsylvania, Lease Revenue Bonds, Series 2009,	4/19 at 100.00	A2	873,263
	6.500%, 4/01/34
750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	849,353
	2009A, 6.000%, 8/01/42
350	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit	No Opt. Call	A+	370,129
	Administration Section 5309 Fixed Guideway Modernization Forumal Funds, Series 2011,
	3.000%, 6/01/15
3,715	Total Tax Obligation/Limited			3,962,010
	Transportation – 5.9% (6.1% of Total Investments)
240	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A–	264,235
	5.000%, 1/01/40
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue
	Bonds, Series 2010A:
580	0.000%, 12/01/34	12/20 at 100.00	AA	546,000
100	5.000%, 12/01/38	12/19 at 100.00	AA	110,885
50	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series	12/19 at 100.00	A–	54,122
	2009B-1, 5.000%, 12/01/37
30	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	1/13 at 100.00	Baa3	28,796
	Series 2003A, 5.000%, 1/01/28 – AMBAC Insured (Alternative Minimum Tax)
200	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	1/13 at 100.00	Baa3	200,070
	Series 2003B, 5.000%, 1/01/33 – AMBAC Insured
1,200	Total Transportation			1,204,108
	U.S. Guaranteed – 2.2% (2.3% of Total Investments) (4)
5	Allegheny County Hospital Development Authority, Pennsylvania, Hospital Revenue Bonds,	No Opt. Call	AA+ (4)	5,745
	Allegheny Valley Hospital – Sublessee, Series 1982Q, 7.000%, 8/01/15 (ETM)
200	Hazleton Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series	9/14 at 100.00	Aa3 (4)	219,916
	2004, 5.125%, 3/01/28 (Pre-refunded 9/01/14) – AGM Insured
200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc.	2/14 at 100.00	A+ (4)	219,322
	Obligated Group, Series 2009, 6.625%, 2/15/32 (Pre-refunded 2/18/14)
405	Total U.S. Guaranteed			444,983
	Utilities – 0.9% (0.9% of Total Investments)
180	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	10/12 at 100.00	Ba1	180,745
	Refunding Bonds, Series 1997A, 6.100%, 7/01/13 (Mandatory put 1/01/13)
	Water and Sewer – 12.0% (12.4% of Total Investments)
175	Bucks County Water and Sewer Authority, Pennsylvania, Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA–	255,514
	4015, 13.220%, 12/01/19 (IF) (5)
750	Chester County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds,	2/17 at 100.00	AA–	791,828
	Aqua Pennsylvania Inc. Project, Series 2007A, 5.000%, 2/01/40 – FGIC Insured (Alternative
	Minimum Tax)
	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2009A:
750	5.250%, 1/01/32	1/19 at 100.00	A1	844,785
500	5.250%, 1/01/36	1/19 at 100.00	A1	556,415
2,175	Total Water and Sewer			2,448,542
$ 18,180	Total Investments (cost $17,252,055) – 97.0%			19,786,126
	Other Assets Less Liabilities – 3.0%			607,016
	Net Assets Applicable to Common Shares – 100%			$ 20,393,142

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:

    Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

    Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

    Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$19,786,126	$ —	$19,786,126

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $17,161,144.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$2,624,982
Depreciation	—
Net unrealized appreciation (depreciation) of investments	$2,624,982

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Pennsylvania Municipal Value Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 28, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 28, 2012